Income Taxes - Summary of Temporary Differences of Unused Tax Losses and Unused Tax Credits of Unrecognized Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary difference	¥ 1,292,277	¥ 968,060
Carryforwards of tax losses	762,196	712,357
Carryforwards of tax credit	95,462	115,809
Total	¥ 2,149,935	¥ 1,796,225